LEASES (Details 1)	Oct. 31, 2023 USD ($)
IfrsStatementLineItems [Line Items]
Total	$ 3,681,065
Later than one year [member]
IfrsStatementLineItems [Line Items]
Total	1,108,495
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total	$ 2,572,570